Asset Impairment (Reversals) Charges - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($)
Disclosure of impairment loss recognised or reversed [line items]
Assets	$ 8,661	$ 9,499
Reversal of impairment loss	27	17
Asset impairment (reversals) charges (Note 7)	(13)	46
Wind and Solar
Disclosure of impairment loss recognised or reversed [line items]
Asset impairment (reversals) charges (Note 7)	20	0
Wind and Solar Facilities | Wind and Solar
Disclosure of impairment loss recognised or reversed [line items]
Reversal of impairment loss		$ 17
Level III | Wind Facilities | Wind and Solar
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss	37
Assets	$ 363
Level III | Wind Facilities | Wind and Solar | Minimum
Disclosure of impairment loss recognised or reversed [line items]
Significant unobservable input, assets	0.0553
Level III | Wind Facilities | Wind and Solar | Maximum
Disclosure of impairment loss recognised or reversed [line items]
Significant unobservable input, assets	0.0724
Level III | Wind and Solar Facilities | Wind and Solar
Disclosure of impairment loss recognised or reversed [line items]
Assets	$ 233
Level III | Wind and Solar Facilities | Wind and Solar | Minimum | Discount rate
Disclosure of impairment loss recognised or reversed [line items]
Significant unobservable input, assets | $ / shares	0.0610
Level III | Wind and Solar Facilities | Wind and Solar | Maximum | Discount rate
Disclosure of impairment loss recognised or reversed [line items]
Significant unobservable input, assets | $ / shares	0.0724